Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Mar. 31, 2025	May 10, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	15,929,451	15,929,451
Ordinary shares, shares outstanding	15,929,451	15,929,451
Preferred shares, par value	$ 0.0002	$ 0.0002
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	1,000,000	0
Preferred shares, shares outstanding	1,000,000	0